UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from	February 22, 2008 to March 21, 2008

Commission File Number of issuing entity:	333-130030-01

GE Capital Credit Card Master Note Trust
(Exact Name of Registrant as Specified in its Charter)

Commission File Number of depositor:	333-130030

RFS Holding, L.L.C.
(Exact Name of Registrant as Specified in its Charter)

GE Money Bank
(Exact Name of Sponsor as Specified in its Charter)

Delaware
(State or Other Jurisdiction of Incorporation or organization of the issuing entity)

57-1173164 (RFS Holding, L.L.C.) 20-0268039 (GE Capital Credit Card Master Note Trust)
(I.R.S. Employer Identification No.)

c/o General Electric Capital Corporation
777 Long Ridge Road, Bldg. B, 3rd Floor,
Stamford, CT	06927
(Address of Principal Executive Office of the issuing entity)	(Zip Code)

(203) 585-6669
(Telephone Number, Including Area Code)

No Change
(Former Name or Former Address, if Changed Since Last Report)

Registered reporting pursuant to (check one)

	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange (If Section 12(b))
Title of Class
Series 2006-1, Class A	|__|	|__|	|_X_|	___________
Series 2006-1, Class B	|__|	|__|	|_X_|	___________
Series 2006-1, Class C	|__|	|__|	|_X_|	___________
Series 2007-1, Class A	|__|	|__|	|_X_|	___________
Series 2007-1, Class B	|__|	|__|	|_X_|	___________
Series 2007-1, Class C	|__|	|__|	|_X_|	___________
Series 2007-2, Class A	|__|	|__|	|_X_|	___________
Series 2007-2, Class B	|__|	|__|	|_X_|	___________
Series 2007-2, Class C	|__|	|__|	|_X_|	___________
Series 2007-3, Class A-1	|__|	|__|	|_X_|	___________
Series 2007-3, Class A-2	|__|	|__|	|_X_|	___________
Series 2007-3, Class B	|__|	|__|	|_X_|	___________
Series 2007-3, Class C	|__|	|__|	|_X_|	___________
Series 2007-4, Class A	|__|	|__|	|_X_|	___________
Series 2007-4, Class B	|__|	|__|	|_X_|	___________
Series 2007-4, Class C	|__|	|__|	|_X_|	___________

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes..X.. No......

PART I - DISTRIBUTION INFORMATION
Item 1. Distribution and Pool Performance Information.
The response to Item 1 is set forth in Exhibit 99.1, 99.2, 99.3, 99.4 and 99.5.

PART II - Other Information

Item 3. Sales of Securities and Use of Proceeds.
On March 20, 2008, GE Capital Credit Card Master Note Trust privately issued in reliance on Section 4(2) of the Securities Act of 1933, as amended (the "Securities Act"), $500,000,000.00 of Class A Series 2008-VFN1 Floating Rate Asset Backed Notes, $35,928,143.71 of Class B Series 2008-VFN1 Floating Rate Asset Backed Notes, and $38,922,155.69 of Class C Series 2008-VFN1 Floating Rate Asset Backed Notes (collectively, the "Series 2008-VFN1 Notes") to certain accredited investors.

The proceeds of the offering of the Series 2008-VFN1 Notes were used to purchase credit card receivables from GE Money Bank ("Money Bank"), an affiliate of the Depositor, and to repay intercompany indebtedness owed by the Depositor to RFS Holding, Inc., another affiliate, which indebtedness was incurred primarily to finance prior purchases of credit card receivables from Money Bank. Except as provided in the previous sentence, none of the proceeds were used for payments to (a) any directors or officers of the Issuer or (b) owners of 10 percent or more of any class of securities of the Issuer.

Item 9 Exhibits.

Exhibit No.	Document Description
99.1	Monthly Noteholder's Statement for GE Capital Credit Card Master Note Trust, Series 2006-1, for April 15, 2008 Payment Date.
99.2	Monthly Noteholder's Statement for GE Capital Credit Card Master Note Trust, Series 2007-1, for April 15, 2008 Payment Date.
99.3	Monthly Noteholder's Statement for GE Capital Credit Card Master Note Trust, Series 2007-2, for April 15, 2008 Payment Date.
99.4	Monthly Noteholder's Statement for GE Capital Credit Card Master Note Trust, Series 2007-3, for April 15, 2008 Payment Date.
99.5	Monthly Noteholder's Statement for GE Capital Credit Card Master Note Trust, Series 2007-4, for April 15, 2008 Payment Date.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

RFS holding, L.L.C., as depositor

Dated: April 15, 2008	By: /s/ Ravi Ramanujam
Name: Ravi Ramanujam
Title: Vice President

INDEX TO EXHIBITS

Exhibit No.	Document Description
99.1	Monthly Noteholder's Statement for GE Capital Credit Card Master Note Trust, Series 2006-1, for April 15, 2008 Payment Date
99.2	Monthly Noteholder's Statement for GE Capital Credit Card Master Note Trust, Series 2007-1, for April 15, 2008 Payment Date
99.3	Monthly Noteholder's Statement for GE Capital Credit Card Master Note Trust, Series 2007-2, for April 15, 2008 Payment Date
99.4	Monthly Noteholder's Statement for GE Capital Credit Card Master Note Trust, Series 2007-3, for April 15, 2008 Payment Date
99.5	Monthly Noteholder's Statement for GE Capital Credit Card Master Note Trust, Series 2007-4, for April 15, 2008 Payment Date